Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–48.85%
Aerospace & Defense–0.96%
Boeing Co. (The)(b)	3,550	$780,787
Raytheon Technologies Corp.	13,057	1,122,380
		1,903,167
Air Freight & Logistics–0.63%
United Parcel Service, Inc., Class B	6,833	1,244,289
Airlines–0.13%
Spirit Airlines, Inc.(b)	10,183	264,147
Apparel Retail–0.52%
Ross Stores, Inc.	9,465	1,030,265
Apparel, Accessories & Luxury Goods–0.32%
Tapestry, Inc.	17,117	633,671
Application Software–1.97%
J2 Global, Inc.(b)	2,854	389,913
Q2 Holdings, Inc.(b)	4,970	398,296
salesforce.com, inc.(b)	6,472	1,755,336
Workday, Inc., Class A(b)	5,492	1,372,396
		3,915,941
Automobile Manufacturers–0.57%
General Motors Co.(b)	21,468	1,131,578
Automotive Retail–0.55%
CarMax, Inc.(b)	8,619	1,102,887
Biotechnology–0.28%
Seagen, Inc.(b)	3,321	563,906
Cable & Satellite–0.40%
Charter Communications, Inc., Class A(b)	1,093	795,223
Construction Machinery & Heavy Trucks–0.44%
Caterpillar, Inc.	4,537	870,968
Construction Materials–0.37%
Vulcan Materials Co.	4,405	745,150
Consumer Finance–0.63%
Capital One Financial Corp.	7,695	1,246,359
Data Processing & Outsourced Services–1.44%
Fiserv, Inc.(b)	8,897	965,325
Mastercard, Inc., Class A	5,440	1,891,379
		2,856,704
Distillers & Vintners–0.55%
Constellation Brands, Inc., Class A	5,201	1,095,799
Diversified Banks–1.42%
JPMorgan Chase & Co.	17,302	2,832,164
Diversified Metals & Mining–0.31%
Compass Minerals International, Inc.	9,440	607,936
Shares		Value
Electric Utilities–0.64%
Avangrid, Inc.	26,143	$1,270,550
Electrical Components & Equipment–0.26%
Rockwell Automation, Inc.	1,765	518,981
Fertilizers & Agricultural Chemicals–0.15%
Scotts Miracle-Gro Co. (The)	2,073	303,404
Financial Exchanges & Data–0.74%
Intercontinental Exchange, Inc.	12,900	1,481,178
Food Distributors–0.52%
Sysco Corp.	13,198	1,036,043
Footwear–0.15%
NIKE, Inc., Class B	2,024	293,945
Gas Utilities–0.71%
ONE Gas, Inc.	16,995	1,076,973
Suburban Propane Partners L.P.	22,085	339,005
		1,415,978
Health Care Equipment–1.29%
Boston Scientific Corp.(b)	18,211	790,175
CryoPort, Inc.(b)	6,532	434,443
DexCom, Inc.(b)	1,212	662,795
Zimmer Biomet Holdings, Inc.	4,627	677,208
		2,564,621
Health Care Facilities–0.75%
HCA Healthcare, Inc.	3,859	936,657
Tenet Healthcare Corp.(b)	8,362	555,571
		1,492,228
Health Care Services–0.47%
Guardant Health, Inc.(b)	2,269	283,648
LHC Group, Inc.(b)	4,189	657,296
		940,944
Health Care Supplies–0.21%
Cooper Cos., Inc. (The)	1,006	415,790
Home Improvement Retail–0.56%
Home Depot, Inc. (The)	3,379	1,109,190
Homebuilding–0.41%
D.R. Horton, Inc.	9,703	814,761
Hotels, Resorts & Cruise Lines–0.27%
Airbnb, Inc., Class A(b)	3,184	534,116
Human Resource & Employment Services–0.47%
Korn Ferry	12,820	927,655
Industrial Conglomerates–0.44%
Honeywell International, Inc.	4,117	873,957
Industrial Machinery–0.35%
Stanley Black & Decker, Inc.	4,005	702,116

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Industrial REITs–0.91%
Prologis, Inc.	14,481	$1,816,352
Insurance Brokers–0.63%
Arthur J. Gallagher & Co.	8,364	1,243,309
Integrated Oil & Gas–0.49%
Exxon Mobil Corp.	16,463	968,354
Integrated Telecommunication Services–0.84%
Verizon Communications, Inc.	30,775	1,662,158
Interactive Home Entertainment–0.38%
Zynga, Inc., Class A(b)	101,071	761,065
Interactive Media & Services–5.68%
Alphabet, Inc., Class A(b)	2,266	6,058,196
Bumble, Inc., Class A(b)	3,829	191,374
Facebook, Inc., Class A(b)	9,638	3,271,041
Snap, Inc., Class A(b)	24,137	1,783,000
		11,303,611
Internet & Direct Marketing Retail–2.14%
Amazon.com, Inc.(b)	1,293	4,247,557
Internet Services & Infrastructure–0.07%
Snowflake, Inc., Class A(b)	480	145,166
Investment Banking & Brokerage–0.48%
Raymond James Financial, Inc.	10,265	947,208
Leisure Facilities–0.13%
Cedar Fair L.P.(b)	5,485	254,394
Life Sciences Tools & Services–0.32%
Avantor, Inc.(b)	15,586	637,467
Managed Health Care–0.97%
UnitedHealth Group, Inc.	4,953	1,935,335
Metal & Glass Containers–0.20%
Silgan Holdings, Inc.	10,567	405,350
Office REITs–0.22%
Alexandria Real Estate Equities, Inc.	2,308	440,990
Office Services & Supplies–0.21%
ACCO Brands Corp.	48,950	420,480
Oil & Gas Exploration & Production–0.25%
Coterra Energy, Inc.	22,605	491,885
Oil & Gas Storage & Transportation–0.24%
Shell Midstream Partners L.P.	39,743	467,775
Pharmaceuticals–2.20%
AstraZeneca PLC, ADR (United Kingdom)	17,772	1,067,386
Bayer AG (Germany)	12,769	696,445
Catalent, Inc.(b)	6,746	897,690
Eli Lilly and Co.	5,220	1,206,081
Organon & Co.	15,521	508,934
		4,376,536
Property & Casualty Insurance–0.65%
Allstate Corp. (The)	10,213	1,300,217
Shares		Value
Regional Banks–1.25%
East West Bancorp, Inc.	8,757	$679,018
First Citizens BancShares, Inc., Class A	1,020	860,033
Signature Bank	3,464	943,178
		2,482,229
Restaurants–0.62%
Starbucks Corp.	11,177	1,232,935
Semiconductor Equipment–0.77%
Applied Materials, Inc.	11,950	1,538,323
Semiconductors–2.26%
Advanced Micro Devices, Inc.(b)	9,923	1,021,077
NVIDIA Corp.	8,914	1,846,624
QUALCOMM, Inc.	12,670	1,634,176
		4,501,877
Soft Drinks–0.70%
Coca-Cola Co. (The)	26,456	1,388,146
Specialty Chemicals–0.53%
Diversey Holdings Ltd.(b)	32,753	525,358
NewMarket Corp.	1,554	526,449
		1,051,807
Specialty Stores–0.47%
Tractor Supply Co.	4,583	928,562
Systems Software–3.39%
BlackBerry Ltd. (Canada)(b)	21,186	206,140
Microsoft Corp.	18,439	5,198,323
VMware, Inc., Class A(b)(c)	9,066	1,348,114
		6,752,577
Technology Hardware, Storage & Peripherals–1.69%
Apple, Inc.	23,800	3,367,700
Trading Companies & Distributors–0.28%
Fastenal Co.	10,875	561,259
Total Common Stocks & Other Equity Interests (Cost $64,952,065)		97,166,235
Principal Amount
U.S. Dollar Denominated Bonds & Notes–21.64%
Advertising–0.12%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$147,000	147,000
4.20%, 04/15/2024	31,000	33,488
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	60,000	65,131
		245,619
Aerospace & Defense–0.13%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	46,000	50,223
Boeing Co. (The), 2.20%, 02/04/2026	133,000	134,010
L3Harris Technologies, Inc., 3.85%, 06/15/2023	63,000	66,395
		250,628
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Agricultural & Farm Machinery–0.12%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	$228,000	$231,191
Airlines–0.32%
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	67,000	67,596
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	118,121	126,424
4.75%, 10/20/2028(d)	231,481	258,244
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	156,743	175,722
		627,986
Apparel Retail–0.04%
Ross Stores, Inc., 3.38%, 09/15/2024	70,000	74,316
Application Software–0.17%
salesforce.com, inc.,
2.90%, 07/15/2051	216,000	215,839
3.05%, 07/15/2061	131,000	132,810
		348,649
Asset Management & Custody Banks–0.26%
Ares Capital Corp., 2.88%, 06/15/2028	142,000	143,951
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	56,000	60,873
CI Financial Corp. (Canada), 3.20%, 12/17/2030	100,000	103,888
Hercules Capital, Inc., 2.63%, 09/16/2026	134,000	134,032
Owl Rock Capital Corp., 2.63%, 01/15/2027	79,000	79,193
		521,937
Automobile Manufacturers–0.49%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(d)	149,000	151,927
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	126,000	126,446
4.15%, 06/19/2023	59,000	62,373
Hyundai Capital America,
5.75%, 04/06/2023(d)	75,000	80,446
4.13%, 06/08/2023(d)	63,000	66,468
2.00%, 06/15/2028(d)	150,000	147,457
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(d)	153,000	151,502
Stellantis Finance US, Inc., 2.69%, 09/15/2031(d)	200,000	198,184
		984,803
Automotive Retail–0.11%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	212,000	211,254
Biotechnology–0.06%
AbbVie, Inc., 3.85%, 06/15/2024	119,000	128,026
Brewers–0.03%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	35,000	57,361
Principal Amount		Value
Building Products–0.07%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	$61,000	$59,465
Masco Corp., 1.50%, 02/15/2028	75,000	73,030
		132,495
Cable & Satellite–0.56%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.78% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	128,000	131,668
3.50%, 06/01/2041	92,000	90,471
3.50%, 03/01/2042	164,000	160,632
3.90%, 06/01/2052	128,000	127,731
3.85%, 04/01/2061	117,000	111,835
4.40%, 12/01/2061	62,000	64,616
Comcast Corp., 2.65%, 08/15/2062	75,000	66,584
Cox Communications, Inc.,
2.60%, 06/15/2031(d)	100,000	101,290
3.60%, 06/15/2051(d)	252,000	264,779
		1,119,606
Communications Equipment–0.03%
Motorola Solutions, Inc., 4.60%, 02/23/2028	48,000	55,360
Computer & Electronics Retail–0.09%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	72,000	87,119
Leidos, Inc., 2.30%, 02/15/2031	87,000	85,112
		172,231
Consumer Finance–0.02%
Synchrony Financial, 4.25%, 08/15/2024	46,000	49,725
Distillers & Vintners–0.07%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(d)	134,000	138,014
Diversified Banks–4.51%
Bank of America Corp.,
3.37%, 01/23/2026(f)	57,000	60,923
3.82%, 01/20/2028(f)	37,000	40,856
4.27%, 07/23/2029(f)	31,000	35,174
2.59%, 04/29/2031(f)	48,000	49,018
2.69%, 04/22/2032(f)	218,000	222,109
2.30%, 07/21/2032(f)	105,000	103,573
2.48%, 09/21/2036(f)	170,000	166,715
7.75%, 05/14/2038	115,000	180,095
2.97%, 07/21/2052(f)	170,000	166,725
BBVA USA, 2.50%, 08/27/2024	252,000	264,385
BPCE S.A. (France), 4.50%, 03/15/2025(d)	184,000	202,211
Citigroup, Inc.,
3.11%, 04/08/2026(f)	64,000	67,974
4.08%, 04/23/2029(f)	52,000	58,315
4.41%, 03/31/2031(f)	54,000	62,380
2.56%, 05/01/2032(f)	140,000	141,479
3.88%(f)(g)	309,000	316,339
Series V, 4.70%(f)(g)	160,000	163,900
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–(continued)
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(d)	$200,000	$199,512
3.31%, 03/11/2041(d)	200,000	205,487
Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	332,034
7.88%(d)(f)(g)	200,000	223,296
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)	200,000	198,534
Discover Bank, 4.65%, 09/13/2028	122,000	141,492
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(f)	109,000	114,815
4.04%, 03/13/2028(f)	135,000	149,462
4.58%, 06/19/2029(f)	183,000	207,889
4.60%(f)(g)	225,000	225,495
6.25%(f)(g)	203,000	211,881
ING Groep N.V. (Netherlands),
1.06% (SOFR + 1.01%), 04/01/2027(e)	308,000	311,377
3.88%(f)(g)	248,000	241,155
6.88%(d)(f)(g)	200,000	205,603
Series NC10, 4.25%(f)(g)	387,000	376,319
JPMorgan Chase & Co.,
3.80%, 07/23/2024(f)	80,000	84,597
2.08%, 04/22/2026(f)	86,000	88,489
3.78%, 02/01/2028(f)	65,000	71,667
3.54%, 05/01/2028(f)	49,000	53,553
2.58%, 04/22/2032(f)	137,000	139,002
3.11%, 04/22/2041(f)	53,000	54,861
Mizuho Financial Group, Inc. (Japan),
2.56%, 09/13/2031	200,000	197,281
2.17%, 05/22/2032(f)	242,000	237,789
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(d)(f)	154,000	165,781
Nordea Bank Abp (Finland), 3.75%(d)(f)(g)	210,000	207,112
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	54,000	57,454
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(d)(f)	200,000	199,076
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	201,688
2.14%, 09/23/2030	133,000	128,637
2.22%, 09/17/2031	200,000	196,962
2.93%, 09/17/2041	145,000	141,389
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(d)	385,000	384,524
Truist Bank, 2.64%, 09/17/2029(f)	376,000	393,185
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	46,000	49,694
1.38%, 07/22/2030	48,000	45,792
Wells Fargo & Co.,
3.58%, 05/22/2028(f)	48,000	52,587
4.75%, 12/07/2046	36,000	45,137
Series BB, 3.90%(f)(g)	128,000	132,080
		8,974,859
Diversified Capital Markets–0.63%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	212,423
Principal Amount		Value
Diversified Capital Markets–(continued)
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	$154,000	$173,080
4.19%, 04/01/2031(d)(f)	250,000	280,160
5.10%(d)(f)(g)	201,000	206,286
UBS Group AG (Switzerland),
4.13%, 04/15/2026(d)	160,000	178,403
4.38%(d)(f)(g)	200,000	202,540
		1,252,892
Diversified Chemicals–0.06%
Dow Chemical Co. (The), 3.63%, 05/15/2026	40,000	43,864
Eastman Chemical Co., 3.50%, 12/01/2021	75,000	75,381
		119,245
Diversified REITs–0.08%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	31,000	34,847
4.05%, 07/01/2030	48,000	53,629
2.50%, 08/16/2031	69,000	68,064
		156,540
Drug Retail–0.14%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(d)	280,000	280,387
Electric Utilities–0.52%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	191,795
Duke Energy Corp., 3.25%, 01/15/2082(f)	104,000	103,579
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(d)	231,000	246,941
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(d)	200,000	195,072
NextEra Energy Capital Holdings, Inc., 0.59% (SOFR + 0.54%), 03/01/2023(e)	101,000	101,461
PacifiCorp, 2.90%, 06/15/2052	127,000	123,779
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(f)	80,000	81,704
		1,044,331
Electronic Equipment & Instruments–0.09%
Vontier Corp.,
2.40%, 04/01/2028(d)	100,000	98,752
2.95%, 04/01/2031(d)	86,000	85,619
		184,371
Electronic Manufacturing Services–0.03%
Jabil, Inc., 3.00%, 01/15/2031	66,000	67,769
Financial Exchanges & Data–0.16%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	49,000	47,446
Moody’s Corp.,
2.00%, 08/19/2031	112,000	109,729
2.75%, 08/19/2041	131,000	127,411
MSCI, Inc., 3.25%, 08/15/2033(d)	39,000	39,496
		324,082
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Food Retail–0.15%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(d)	$135,000	$138,973
3.63%, 05/13/2051(d)	145,000	150,123
		289,096
Health Care Distributors–0.05%
McKesson Corp., 1.30%, 08/15/2026	101,000	100,231
Health Care REITs–0.12%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	47,000	50,981
2.00%, 03/15/2031	48,000	46,058
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	136,000	134,903
		231,942
Health Care Services–0.34%
Cigna Corp., 4.13%, 11/15/2025	46,000	51,136
CVS Health Corp., 1.30%, 08/21/2027	67,000	65,998
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(d)	70,000	71,223
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	150,816
Piedmont Healthcare, Inc.,
Series 2042, 2.04%, 01/01/2032	58,000	56,966
2.72%, 01/01/2042	56,000	54,924
2.86%, 01/01/2052	65,000	63,295
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051	171,000	163,381
		677,739
Home Improvement Retail–0.06%
Lowe’s Cos., Inc., 2.63%, 04/01/2031	108,000	110,783
Homebuilding–0.13%
D.R. Horton, Inc., 4.75%, 02/15/2023	54,000	56,479
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	216,000	207,261
		263,740
Hotels, Resorts & Cruise Lines–0.40%
Expedia Group, Inc.,
4.63%, 08/01/2027	46,000	52,179
3.25%, 02/15/2030	499,000	516,403
2.95%, 03/15/2031	228,000	230,592
		799,174
Independent Power Producers & Energy Traders–0.13%
AES Corp. (The),
1.38%, 01/15/2026	47,000	46,414
2.45%, 01/15/2031	53,000	52,341
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(d)	146,000	168,837
		267,592
Principal Amount		Value
Industrial Conglomerates–0.09%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	$160,000	$173,505
Industrial Machinery–0.03%
Flowserve Corp., 2.80%, 01/15/2032	51,000	50,525
Industrial REITs–0.04%
Lexington Realty Trust, 2.38%, 10/01/2031	87,000	84,460
Insurance Brokers–0.07%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	82,000	87,953
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	58,000	59,105
		147,058
Integrated Oil & Gas–0.22%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	177,000	178,917
2.94%, 06/04/2051	87,000	82,404
3.00%, 03/17/2052	89,000	85,215
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	28,000	27,497
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	59,000	60,514
		434,547
Integrated Telecommunication Services–1.24%
AT&T, Inc.,
0.69% (SOFR + 0.64%), 03/25/2024(e)	130,000	130,246
4.30%, 02/15/2030	63,000	72,334
2.55%, 12/01/2033	271,000	266,860
3.10%, 02/01/2043	73,000	70,116
3.50%, 09/15/2053	118,000	117,019
3.50%, 02/01/2061	46,000	44,120
NBN Co. Ltd. (Australia),
1.63%, 01/08/2027(d)	200,000	199,480
2.63%, 05/05/2031(d)	231,000	234,551
2.50%, 01/08/2032(d)	204,000	203,242
Verizon Communications, Inc.,
1.75%, 01/20/2031	44,000	41,853
2.55%, 03/21/2031	59,000	59,764
2.36%, 03/15/2032(d)	491,000	485,862
2.65%, 11/20/2040	40,000	37,635
3.40%, 03/22/2041	63,000	65,854
2.85%, 09/03/2041	185,000	180,851
4.52%, 09/15/2048	33,000	40,538
2.88%, 11/20/2050	42,000	39,210
3.55%, 03/22/2051	31,000	32,734
3.00%, 11/20/2060	60,000	55,520
3.70%, 03/22/2061	80,000	84,659
		2,462,448
Interactive Home Entertainment–0.06%
Electronic Arts, Inc., 1.85%, 02/15/2031	118,000	114,203
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Internet & Direct Marketing Retail–0.29%
Amazon.com, Inc.,
2.10%, 05/12/2031	$204,000	$206,779
2.88%, 05/12/2041	158,000	163,181
3.10%, 05/12/2051	191,000	200,058
		570,018
Internet Services & Infrastructure–0.04%
VeriSign, Inc., 2.70%, 06/15/2031	84,000	85,478
Investment Banking & Brokerage–1.39%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	134,000	132,012
Goldman Sachs Group, Inc. (The),
0.63% (SOFR + 0.58%), 03/08/2024(e)	229,000	229,551
3.50%, 04/01/2025	59,000	63,451
3.50%, 11/16/2026	31,000	33,515
0.84% (SOFR + 0.79%), 12/09/2026(e)	451,000	452,750
1.09%, 12/09/2026(f)	75,000	73,936
0.86% (SOFR + 0.81%), 03/09/2027(e)	410,000	410,722
1.99%, 01/27/2032(f)	83,000	80,097
2.62%, 04/22/2032(f)	54,000	54,688
2.38%, 07/21/2032(f)	105,000	104,027
3.21%, 04/22/2042(f)	58,000	60,013
2.91%, 07/21/2042(f)	84,000	82,931
Morgan Stanley,
5.00%, 11/24/2025	60,000	68,623
2.19%, 04/28/2026(f)	42,000	43,381
3.62%, 04/01/2031(f)	55,000	60,650
2.24%, 07/21/2032(f)	172,000	169,147
2.48%, 09/16/2036(f)	410,000	401,495
2.80%, 01/25/2052(f)	48,000	46,220
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	206,000	205,421
		2,772,630
IT Consulting & Other Services–0.08%
DXC Technology Co., 2.38%, 09/15/2028	164,000	162,156
Life & Health Insurance–0.81%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	78,000	89,905
Athene Global Funding,
1.20%, 10/13/2023(d)	111,000	112,444
1.45%, 01/08/2026(d)	53,000	53,156
2.95%, 11/12/2026(d)	92,000	98,167
Athene Holding Ltd.,
6.15%, 04/03/2030	60,000	75,567
3.95%, 05/25/2051	24,000	26,574
F&G Global Funding, 2.00%, 09/20/2028(d)	156,000	153,710
GA Global Funding Trust, 1.95%, 09/15/2028(d)	212,000	209,079
MAG Mutual Insurance Co., 4.75%, 04/30/2041(h)	509,000	523,491
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	44,000	48,269
Pacific LifeCorp, 3.35%, 09/15/2050(d)	63,000	66,711
Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 5.20%, 03/15/2044(f)	$89,000	$95,301
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	63,000	66,441
		1,618,815
Life Sciences Tools & Services–0.03%
Illumina, Inc., 2.55%, 03/23/2031	54,000	54,561
Managed Health Care–0.14%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	135,000	136,744
3.00%, 06/01/2051	140,000	143,275
		280,019
Multi-line Insurance–0.10%
Allianz SE (Germany), 3.20%(d)(f)(g)	203,000	197,418
Multi-Utilities–0.09%
Ameren Corp., 2.50%, 09/15/2024	37,000	38,688
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	46,000	49,861
WEC Energy Group, Inc.,
1.38%, 10/15/2027	46,000	45,256
1.80%, 10/15/2030	40,000	38,348
		172,153
Office REITs–0.22%
Office Properties Income Trust,
4.25%, 05/15/2024	190,000	201,860
4.50%, 02/01/2025	98,000	105,090
2.65%, 06/15/2026	27,000	27,253
2.40%, 02/01/2027	106,000	104,820
		439,023
Oil & Gas Exploration & Production–0.10%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	85,000	87,076
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(d)	113,000	112,037
		199,113
Oil & Gas Storage & Transportation–0.33%
Enbridge, Inc. (Canada),
1.60%, 10/04/2026	73,000	73,307
3.40%, 08/01/2051	74,000	74,715
Energy Transfer L.P.,
4.25%, 03/15/2023	48,000	50,049
4.00%, 10/01/2027	38,000	41,953
Kinder Morgan, Inc., 7.75%, 01/15/2032	96,000	137,855
MPLX L.P.,
1.75%, 03/01/2026	62,000	62,423
4.25%, 12/01/2027	34,000	38,233
ONEOK, Inc., 6.35%, 01/15/2031	83,000	106,373
Williams Cos., Inc. (The), 3.70%, 01/15/2023	63,000	65,084
		649,992
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Other Diversified Financial Services–0.82%
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(d)	$66,000	$65,356
2.75%, 02/21/2028(d)	81,000	80,847
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(d)	87,000	82,282
2.80%, 09/30/2050(d)	39,000	37,511
Blackstone Private Credit Fund,
1.75%, 09/15/2024(d)	38,000	37,963
2.63%, 12/15/2026(d)	85,000	84,774
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	230,000	234,956
2.13%, 02/15/2027(d)	149,000	147,410
2.85%, 09/30/2028(d)	94,000	93,433
Blue Owl Finance LLC, 3.13%, 06/10/2031(d)	132,000	130,654
Brookfield Finance, Inc. (Canada),
2.72%, 04/15/2031	99,000	101,363
3.50%, 03/30/2051	118,000	123,470
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(d)	200,000	199,740
2.00%, 04/06/2028(d)	203,000	203,937
		1,623,696
Packaged Foods & Meats–0.11%
Conagra Brands, Inc., 4.60%, 11/01/2025	60,000	67,459
JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(d)	150,000	148,067
		215,526
Paper Packaging–0.26%
Berry Global, Inc., 1.65%, 01/15/2027(d)	383,000	378,657
Packaging Corp. of America, 3.65%, 09/15/2024	51,000	54,821
Sealed Air Corp., 1.57%, 10/15/2026(d)	82,000	81,585
		515,063
Pharmaceuticals–0.39%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(d)	335,000	356,545
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	110,000	117,772
Mylan, Inc., 3.13%, 01/15/2023(d)	59,000	60,963
Royalty Pharma PLC, 2.15%, 09/02/2031	58,000	55,919
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	191,275
		782,474
Precious Metals & Minerals–0.05%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	92,336
Property & Casualty Insurance–0.25%
CNA Financial Corp., 3.45%, 08/15/2027	42,000	46,183
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	40,000	42,986
2.45%, 03/15/2031	64,000	63,737
3.20%, 09/17/2051	57,000	54,481
Principal Amount		Value
Property & Casualty Insurance–(continued)
First American Financial Corp., 2.40%, 08/15/2031	$110,000	$107,263
W.R. Berkley Corp.,
3.55%, 03/30/2052	91,000	96,706
3.15%, 09/30/2061	98,000	94,476
		505,832
Railroads–0.02%
Union Pacific Corp., 2.15%, 02/05/2027	39,000	40,497
Real Estate Development–0.04%
Essential Properties L.P., 2.95%, 07/15/2031	86,000	86,554
Regional Banks–1.22%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	212,000	235,206
3.25%, 04/30/2030	27,000	28,939
2.64%, 09/30/2032	336,000	337,837
Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	176,385
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	63,000	69,107
2.49%, 08/15/2036(d)(f)	90,000	88,729
M&T Bank Corp., 3.50%(f)(g)	198,000	197,010
PNC Financial Services Group, Inc. (The),
3.15%, 05/19/2027	47,000	51,480
Series T, 3.40%(f)(g)	304,000	304,000
Santander Holdings USA, Inc., 3.50%, 06/07/2024	46,000	48,880
SVB Financial Group,
2.10%, 05/15/2028	77,000	77,793
1.80%, 02/02/2031	103,000	98,953
4.10%(f)(g)	144,000	148,723
Series C, 4.00%(f)(g)	294,000	301,717
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	260,217
		2,424,976
Reinsurance–0.07%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	60,000	59,210
Global Atlantic Fin Co., 3.13%, 06/15/2031(d)	73,000	73,841
		133,051
Residential REITs–0.14%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	29,000	28,761
3.38%, 07/15/2051	28,000	28,465
Mid-America Apartments L.P., 2.88%, 09/15/2051	29,000	28,093
Spirit Realty L.P., 3.20%, 01/15/2027	37,000	39,488
Sun Communities Operating L.P.,
2.30%, 11/01/2028	46,000	46,114
2.70%, 07/15/2031	33,000	33,381
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	34,000	34,436
2.85%, 12/15/2032	31,000	32,232
		270,970
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Retail REITs–0.51%
Agree L.P.,
2.00%, 06/15/2028	$60,000	$59,541
2.60%, 06/15/2033	77,000	76,262
Kimco Realty Corp.,
1.90%, 03/01/2028	75,000	75,064
2.70%, 10/01/2030	35,000	36,025
2.25%, 12/01/2031	124,000	121,264
Kite Realty Group L.P., 4.00%, 10/01/2026	117,000	126,171
National Retail Properties, Inc., 3.50%, 04/15/2051	91,000	94,927
Realty Income Corp., 3.25%, 01/15/2031	49,000	53,203
Regency Centers L.P., 2.95%, 09/15/2029	44,000	46,219
Retail Properties of America, Inc., 4.75%, 09/15/2030	43,000	47,343
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(d)(f)	133,000	142,410
Simon Property Group L.P., 1.38%, 01/15/2027	142,000	140,584
		1,019,013
Semiconductors–0.66%
Broadcom, Inc.,
4.15%, 11/15/2030	74,000	82,036
2.45%, 02/15/2031(d)	59,000	57,182
3.42%, 04/15/2033(d)	186,000	192,695
3.47%, 04/15/2034(d)	192,000	197,889
3.14%, 11/15/2035(d)	316,000	315,541
3.19%, 11/15/2036(d)	3,000	2,996
Marvell Technology, Inc., 2.95%, 04/15/2031(d)	174,000	178,990
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.88%, 06/18/2026(d)	47,000	51,805
QUALCOMM, Inc.,
2.15%, 05/20/2030	73,000	74,156
3.25%, 05/20/2050	71,000	76,139
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	24,000	24,333
3.00%, 06/01/2031	51,000	52,200
		1,305,962
Specialized REITs–0.39%
American Tower Corp.,
3.00%, 06/15/2023	51,000	53,117
4.00%, 06/01/2025	32,000	34,937
2.70%, 04/15/2031	169,000	172,918
2.95%, 01/15/2051	94,000	88,842
Crown Castle International Corp., 2.50%, 07/15/2031	163,000	162,994
Extra Space Storage L.P., 2.35%, 03/15/2032	139,000	135,942
Life Storage L.P., 2.40%, 10/15/2031	128,000	126,865
		775,615
Principal Amount		Value
Systems Software–0.06%
VMware, Inc.,
3.90%, 08/21/2027	$32,000	$35,688
2.20%, 08/15/2031	79,000	77,299
		112,987
Technology Hardware, Storage & Peripherals–0.24%
Apple, Inc.,
4.38%, 05/13/2045	34,000	42,893
2.55%, 08/20/2060	218,000	199,085
2.80%, 02/08/2061	237,000	226,728
		468,706
Thrifts & Mortgage Finance–0.08%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(f)	150,000	166,826
Tobacco–0.32%
Altria Group, Inc.,
2.45%, 02/04/2032	95,000	91,096
3.70%, 02/04/2051	112,000	105,656
4.00%, 02/04/2061	113,000	108,451
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(d)	328,000	334,478
		639,681
Trucking–0.25%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(d)	48,000	52,486
3.40%, 11/15/2026(d)	55,000	59,771
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(d)	171,000	171,657
3.15%, 06/15/2031(d)	216,000	218,292
		502,206
Wireless Telecommunication Services–0.10%
T-Mobile USA, Inc., 3.40%, 10/15/2052(d)	204,000	199,365
Total U.S. Dollar Denominated Bonds & Notes (Cost $42,069,838)		43,043,432

Asset-Backed Securities–13.23%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	93,001	71,322
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(d)	59,767	59,821
Series 2018-3, Class D, 4.14%, 10/15/2024(d)	12,872	12,976
Series 2019-3, Class C, 2.76%, 09/12/2025(d)	103,968	104,732
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	$320,000	$322,091
Series 2017-4, Class D, 3.08%, 12/18/2023	205,000	208,457
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	267,403
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	102,769
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	279,725
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	133,638
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	233,556
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(i)	71,657	72,077
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(i)	219,256	221,016
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(i)	93,185	93,264
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.32% (3 mo. USD LIBOR + 1.18%), 07/25/2034(d)(e)	424,000	424,988
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	22,105	21,692
Series 2007-C, Class 1A4, 3.05%, 05/20/2036(i)	7,768	7,862
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 2.79%, 06/25/2034(i)	20,592	21,174
Bank, Series 2019-BNK16, Class XA, IO, 1.12%, 02/15/2052(j)	1,556,273	89,844
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(i)	224,000	233,562
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(i)	224,000	227,971
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(i)	224,000	229,818
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	130,598	134,381
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	41,390	42,319
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(j)	2,163,825	56,813
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(i)	144,174	144,449
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 09/15/2036(d)(e)	210,000	210,411
Series 2021-VOLT, Class B, 1.05% (1 mo. USD LIBOR + 0.95%), 09/15/2036(d)(e)	190,000	190,400
Principal Amount		Value

CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	$110,000	$110,435
CCG Receivables Trust,
Series 2018-2, Class C, 3.87%, 12/15/2025(d)	60,000	60,683
Series 2019-2, Class B, 2.55%, 03/15/2027(d)	105,000	107,550
Series 2019-2, Class C, 2.89%, 03/15/2027(d)	100,000	102,201
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(j)	832,629	32,200
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(i)	12,274	12,438
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.04%, 01/25/2036(i)	50,629	48,979
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(j)	396,130	6,940
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	53,316	55,313
Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(j)	2,232,895	103,624
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	113,590	119,514
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3A, 2.50%, 05/25/2051(d)(i)	230,000	232,695
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	70,000	70,326
Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	124,416
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(d)(i)	103,148	103,305
Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(i)	87,538	88,041
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(j)	289,889	4,007
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(d)	255,000	261,115
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	43,895	45,577
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	925,748
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	149,631
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	530,562
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	31,163	25,435
Series 2006-6, Class A3, 6.00%, 04/25/2036	20,679	15,195
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(i)	$71,551	$71,519
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(i)	83,760	83,906
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	588,316
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	94,731	70,695
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(d)	330,000	332,317
Series 2019-2, Class D, 2.48%, 04/22/2025(d)	110,000	111,126
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	4,829	4,836
Series 2018-1, Class D, 3.81%, 05/15/2024	40,813	41,145
Series 2018-2, Class D, 4.14%, 08/15/2024	112,745	114,514
Series 2018-3, Class D, 4.30%, 09/16/2024	134,699	137,155
Series 2018-5, Class C, 3.99%, 01/15/2025	80,491	81,151
Series 2019-1, Class C, 3.78%, 04/15/2025	107,551	108,160
DT Auto Owner Trust, Series 2018-3A, Class C, 3.79%, 07/15/2024(d)	2,465	2,468
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(i)	45,283	45,637
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(i)	71,322	71,285
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C, 3.30%, 03/15/2024(d)	183,709	185,110
Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	230,000	235,830
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (1 mo. USD LIBOR + 1.38%), 07/15/2038(d)(e)	104,457	105,107
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.74% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	45,364	20,319
Flagstar Mortgage Trust, Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(i)	99,062	101,517
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.68% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	550,000	552,858
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(d)(i)	60,000	61,628
Series 2013-K26, Class C, 3.72%, 12/25/2045(d)(i)	40,000	41,187
Series 2013-K27, Class C, 3.62%, 01/25/2046(d)(i)	110,000	113,315
Series 2013-K28, Class C, 3.61%, 06/25/2046(d)(i)	450,000	465,973
Principal Amount		Value

GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	$65,000	$69,399
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	9,679	9,789
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	41,403	42,742
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	230,677
GS Mortgage-Backed Securities Trust, Series 2021-INV, Class A6, 2.50%, 12/25/2051(d)(i)	195,683	200,275
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.07%, 07/25/2035(i)	5,755	5,995
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	113,404
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(d)	104,000	104,485
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	335,226
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	351,721
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	80,447
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	261,290
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	116,788	117,226
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.50%, 07/25/2035(i)	33,876	34,836
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	270,000	281,486
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	111,729
Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(j)	2,025,808	66,349
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), 03/15/2038(d)(e)	130,000	130,276
Series 2021-BMR, Class B, 0.96% (1 mo. USD LIBOR + 0.88%), 03/15/2038(d)(e)	215,000	215,503
Series 2021-BMR, Class C, 1.18% (1 mo. USD LIBOR + 1.10%), 03/15/2038(d)(e)	105,000	105,290
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.28% (3 mo. USD LIBOR + 1.15%), 04/19/2033(d)(e)	618,000	618,137
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.62%, 04/21/2034(i)	11,776	12,051
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(i)	150,246	154,068
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(i)	145,000	148,404
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), 07/15/2038(d)(e)	$105,000	$105,138
Series 2021-STOR, Class B, 0.98% (1 mo. USD LIBOR + 0.90%), 07/15/2038(d)(e)	105,000	105,194
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	248,023
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	770,196
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(j)	761,019	30,342
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(i)	144,356	140,427
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	64,905	65,216
Motel Trust, Series 2021-MTL6, Class A, 1.00% (1 mo. USD LIBOR + 0.90%), 09/15/2038(d)(e)	100,000	100,296
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.15% (3 mo. USD LIBOR + 1.02%), 04/19/2030(d)(e)	276,000	276,071
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.19% (3 mo. USD LIBOR + 1.06%), 04/16/2033(d)(e)	250,000	250,563
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(i)	181,662	186,834
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 1.08% (3 mo. USD LIBOR + 0.96%), 07/15/2030(d)(e)	250,000	249,982
Series 2020-8RA, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/17/2032(d)(e)	366,000	366,366
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.18% (3 mo. USD LIBOR + 1.05%), 07/20/2030(d)(e)	250,000	250,203
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/15/2033(d)(e)	339,000	339,326
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.39% (3 mo. USD LIBOR + 1.26%), 01/20/2033(d)(e)	272,907	273,402
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(d)	115,000	116,622
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(d)	360,000	363,190
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,606	4,409
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(d)(i)	70,498	71,082
Principal Amount		Value

Santander Drive Auto Receivables Trust,
Series 2017-3, Class D, 3.20%, 11/15/2023	$128,929	$129,573
Series 2018-1, Class D, 3.32%, 03/15/2024	67,747	68,323
Series 2018-2, Class D, 3.88%, 02/15/2024	138,962	140,785
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	200,386
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	168,508
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(d)	320,000	322,771
Series 2019-B, Class C, 2.77%, 08/21/2023(d)	115,000	116,732
Series 2019-C, Class C, 2.39%, 11/20/2023(d)	205,000	208,410
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	100,000	100,528
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	100,000	100,561
Star Trust, Series 2021-SFR1, Class A, 0.69% (1 mo. USD LIBOR + 0.60%), 04/17/2038(d)(e)	652,884	653,127
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(i)	77,220	77,981
Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(i)	210,931	211,532
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.42% (3 mo. USD LIBOR + 1.29%), 04/18/2033(d)(e)	250,000	250,909
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	280,334	283,962
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.41% (3 mo. USD LIBOR + 1.28%), 04/20/2033(d)(e)	256,000	256,629
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	278,787	274,311
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(j)	1,482,433	63,900
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(k)	156,966	159,050
Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(k)	99,729	101,090
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(i)	55,841	56,298
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(i)	92,454	92,533
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(i)	178,003	178,030
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	119,756	120,224
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(i)	$30,246	$30,725
Series 2005-AR14, Class 1A4, 2.87%, 12/25/2035(i)	36,980	37,757
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(i)	35,627	36,480
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	224,601	230,654
Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(j)	1,059,591	50,742
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(d)	265,000	268,260
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	160,479
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	159,589
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)	165,000	175,926
World Financial Network Credit Card Master Trust,
Series 2018-C, Class A, 3.55%, 08/15/2025	490,000	490,681
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	75,829
Series 2019-B, Class A, 2.49%, 04/15/2026	260,000	264,276
Series 2019-C, Class A, 2.21%, 07/15/2026	225,000	229,270
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(d)	350,000	357,567
Total Asset-Backed Securities (Cost $26,189,857)		26,319,610
U.S. Government Sponsored Agency Mortgage-Backed Securities–10.84%
Collateralized Mortgage Obligations–0.73%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(l)	19,618	1,569
7.50%, 08/25/2023 to 11/25/2023(l)	22,748	1,032
6.50%, 02/25/2032 to 02/25/2033(j)(l)	125,065	22,523
6.00%, 06/25/2033 to 09/25/2035(j)(l)	103,593	18,157
5.50%, 09/25/2033 to 06/25/2035(l)	203,338	34,347
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023 to 07/25/2046(l)	$323,825	$262,426
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(e)(l)	86,099	15,096
3.00%, 11/25/2027(l)	95,083	5,317
7.01% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(l)	29,685	4,907
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(l)	43,520	8,225
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(l)	9,760	1,846
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(e)(l)	11,780	2,630
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(l)	142,746	31,095
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(l)	14,121	2,292
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(l)	66,679	15,259
7.46% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(e)(l)	8,525	1,828
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(l)	26,721	3,941
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(e)(l)	4,455	725
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(l)	228,346	33,953
3.50%, 08/25/2035(l)	279,160	34,934
6.01% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(l)	21,303	3,792
6.45% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(l)	41,449	7,498
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(l)	56,840	10,798
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(l)	175,918	36,265
PO, 0.00%, 09/25/2023(m)	6,337	6,269
4.00%, 08/25/2026 to 08/25/2047(l)	174,880	24,075
6.00%, 11/25/2028	18,332	20,570
0.34% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	19,568	19,622
24.25% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	28,014	45,167
23.88% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	3,069	4,795
23.88% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	16,780	26,746
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	14,093	14,198
1.50%, 01/25/2040	4,485	4,484
5.00%, 04/25/2040 to 09/25/2047(e)(l)	514,959	117,108
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	$4,825,554	$38,662
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,711,180	35,406
Series K734, Class X1, IO, 0.79%, 02/25/2026(j)	2,056,363	52,230
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,029,442	80,370
Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	1,648,004	105,833
Freddie Mac REMICs,
1.50%, 07/15/2023	61,920	62,256
6.50%, 03/15/2032 to 06/15/2032	54,954	64,075
3.50%, 05/15/2032	13,889	14,814
24.44% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	6,028	9,852
0.48% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	35,659	36,001
4.00%, 04/15/2040 to 03/15/2045(l)	65,741	5,320
IO, 7.57% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(l)	44,374	4,860
3.00%, 06/15/2027 to 05/15/2040(l)	317,694	19,175
2.50%, 05/15/2028(l)	61,207	3,228
6.62% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(l)	176,330	27,190
6.67% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(l)	10,839	1,597
6.64% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(l)	77,269	11,031
6.92% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(l)	11,712	2,473
5.92% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(l)	4,910	775
5.99% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(l)	37,130	6,437
6.17% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(l)	17,599	2,946
6.02% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(l)	65,551	9,517
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(l)	21,163	2,569
3.00%, 12/15/2027(l)	123,229	7,468
3.27%, 12/15/2027(j)	31,807	1,664
6.50%, 02/01/2028(l)	5,976	786
6.00%, 12/15/2032(l)	18,764	2,832
PO, 0.00%, 06/01/2026(m)	5,615	5,450
		1,458,306
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
9.00%, 08/01/2022 to 05/01/2025	$298	$319
6.50%, 07/01/2028 to 04/01/2034	10,684	12,079
7.00%, 10/01/2031 to 10/01/2037	31,595	36,209
5.00%, 12/01/2034	1,137	1,263
5.50%, 09/01/2039	99,899	116,385
		166,255
Federal National Mortgage Association (FNMA)–1.43%
8.50%, 07/01/2032	606	608
7.50%, 01/01/2033	24,425	27,966
6.00%, 03/01/2037	56,813	67,185
TBA, 2.00%, 10/01/2036(n)	2,660,000	2,739,696
		2,835,455
Government National Mortgage Association (GNMA)–2.37%
7.50%, 01/15/2023 to 06/15/2024	4,154	4,177
8.00%, 04/15/2023	658	661
IO, 7.42% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(l)	20,900	69
6.47% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(l)	153,448	28,059
6.57% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(l)	73,278	11,174
4.50%, 09/16/2047(l)	186,420	27,706
6.12% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(l)	168,826	30,965
TBA, 2.50%, 10/01/2051(n)	4,465,000	4,609,589
		4,712,400
Uniform Mortgage-Backed Securities–6.23%
TBA, 2.00%, 10/01/2051(n)	12,352,000	12,386,258
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,005,054)		21,558,674
U.S. Treasury Securities–8.22%
U.S. Treasury Bonds–1.25%
1.75%, 08/15/2041	1,039,500	994,022
2.38%, 05/15/2051	1,399,800	1,494,287
		2,488,309
U.S. Treasury Notes–6.97%
0.13%, 08/31/2023	2,133,600	2,128,099
0.38%, 09/15/2024	2,035,200	2,026,614
0.75%, 08/31/2026	5,658,100	5,598,425
0.88%, 09/30/2026	239,000	237,730
1.13%, 08/31/2028	694,900	686,811
1.25%, 08/15/2031	3,267,600	3,188,718
		13,866,397
Total U.S. Treasury Securities (Cost $16,511,921)		16,354,706
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Preferred Stocks–0.40%
Asset Management & Custody Banks–0.04%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(f)	80,000	$88,000
Diversified Banks–0.23%
Citigroup, Inc., 5.00%, Series U, Pfd.(f)	240,000	251,274
JPMorgan Chase & Co., 3.60%, Series I, Pfd.(e)	207,000	208,134
		459,408
Investment Banking & Brokerage–0.07%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(f)	137,000	141,487
Other Diversified Financial Services–0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(f)	105,000	114,188
Total Preferred Stocks (Cost $768,232)		803,083
Principal Amount
Agency Credit Risk Transfer Notes–0.26%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 5.09% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	$80,495	82,178
Series 2016-C02, Class 1M2, 6.09% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	138,471	144,947
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.09% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	57,147	58,595
Series 2018-HQA1, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	84,677	85,843
Series 2018-DNA2, Class M1, STACR®, 0.89% (1 mo. USD LIBOR + 0.80%), 12/25/2030(d)(e)	49,435	49,491
Series 2018-DNA3, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 09/25/2048(d)(e)	177	177
Series 2018-HQA2, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 10/25/2048(d)(e)	28,180	28,202
Series 2019-HRP1, Class M2, STACR®, 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(d)(e)	59,848	60,258
Total Agency Credit Risk Transfer Notes (Cost $520,192)		509,691
Principal Amount		Value

Municipal Obligations–0.25%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$90,000	$87,818
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	140,000	137,186
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	265,603
Total Municipal Obligations (Cost $495,000)		490,607
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.69% (Cost $173,512,159)		206,246,038
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.69%
Invesco Private Government Fund, 0.02%(o)(p)(q)	413,972	413,972
Invesco Private Prime Fund, 0.11%(o)(p)(q)	965,548	965,934
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,379,906)		1,379,906
TOTAL INVESTMENTS IN SECURITIES–104.38% (Cost $174,892,065)		207,625,944
OTHER ASSETS LESS LIABILITIES—(4.38)%		(8,709,229)
NET ASSETS–100.00%		$198,916,715
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $28,819,137, which represented 14.49% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2021.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Zero coupon bond issued at a discount.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$5,474,902	$(5,060,930)	$-	$-	$413,972	$27*
Invesco Private Prime Fund	-	10,013,370	(9,047,436)	-	-	965,934	389*
Total	$-	$15,488,272	$(14,108,366)	$-	$-	$1,379,906	$416

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	105	December-2021	$23,105,742	$(13,945)	$(13,945)
U.S. Treasury 5 Year Notes	60	December-2021	7,364,531	(40,598)	(40,598)
U.S. Treasury Ultra Bonds	19	December-2021	3,630,188	(105,094)	(105,094)
Subtotal—Long Futures Contracts				(159,637)	(159,637)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	7	December-2021	$(921,266)	$12,000	$12,000
U.S. Treasury 10 Year Ultra Notes	61	December-2021	(8,860,250)	138,297	138,297
U.S. Treasury Long Bonds	10	December-2021	(1,592,187)	38,813	38,813
Subtotal—Short Futures Contracts				189,110	189,110
Total Futures Contracts				$29,473	$29,473

(a)	Futures contracts collateralized by $158,083 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$96,469,790	$696,445	$—	$97,166,235
U.S. Dollar Denominated Bonds & Notes	—	42,519,941	523,491	43,043,432
Asset-Backed Securities	—	26,319,610	—	26,319,610
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,558,674	—	21,558,674
U.S. Treasury Securities	—	16,354,706	—	16,354,706
Preferred Stocks	—	803,083	—	803,083
Agency Credit Risk Transfer Notes	—	509,691	—	509,691
Municipal Obligations	—	490,607	—	490,607
Money Market Funds	—	1,379,906	—	1,379,906
Total Investments in Securities	96,469,790	110,632,663	523,491	207,625,944
Other Investments - Assets*
Futures Contracts	189,110	—	—	189,110
Other Investments - Liabilities*
Futures Contracts	(159,637)	—	—	(159,637)
Total Other Investments	29,473	—	—	29,473
Total Investments	$96,499,263	$110,632,663	$523,491	$207,655,417

*	Unrealized appreciation (depreciation).
Invesco V.I. Conservative Balanced Fund